INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	$ 14,668,000	$ 14,476,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	108,000	108,000
Other	65,000	65,000
Total	$ 40,381,000	$ 40,189,000